Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Accounts Receivable

Accounts receivable as at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Accounts Receivable	$11,437,581	$8,249,457
Allowance for doubtful accounts	(3,441,650)	(2,981,705)
Accounts Receivable – Net	$7,995,931	$5,267,752
Accounts Receivable-related parties	$9,787,645	$4,872,743
Allowance for doubtful accounts	(242,192)	-
Accounts Receivable-related parties– Net	$9,545,453	$4,872,743
Non-current Accounts Receivable	$1,078,777	$-

Schedule of Allowance for Doubtful Accounts

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2018 and 2017.

Balance at January 1, 2017	$2,625,765
Increase in allowance for doubtful accounts	180,305
Foreign exchange difference	175,635
Balance at December 31, 2017	$2,981,705
Increase in allowance for doubtful accounts	862,644
Foreign exchange difference	(160,507)
Balance at December 31, 2018	$(3,683,842)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December 31,	Liabilities	Inputs	Inputs	December 31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,720
Total recurring fair value measurements					$3,720

Schedule of Fair Value of Derivative Liability Related to Warrants

The following tables reflect the quantitative information about recurring Level 3 fair value measurements:

	Series A	Series B
	Warrants	Warrants
December 31, 2017:
Annual volatility	56.13%	-
Risk-free rate	1.46%	-
Dividend rate	0.00%	-
Contractual term	0.4 years	-
Closing price of ordinary shares	$1.48	$-
Conversion/exercise price	$7.73	$-

Schedule of Change in Fair Value of Warrants Liability

The table below reflects the components effecting the change in fair value for the year ended December 31, 2017:

	Level 3 Liabilities
	For the Year Ended December 31, 2017
	January 1,		Change in Fair	December 31,
	2017	Settlements	Value	2017
Warrants liability (see Note 15)	$3,720	$-	$(3,720)	$-

Schedule of Fair Value Measurements, Nonrecurring

Non-recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in			Total
		Active			Losses from
		Markets	Significant		impairment
	As of	for	Other	Significant	for the year
	December	Identical	Observable	Unobservable	ended
	31,	Liabilities	Inputs	Inputs	December 31,
	2016	(Level 1)	(Level 2)	(Level 3)	2016
Goodwill	$-	$-	$-	$-	$(4,442,367)
Total non-recurring fair value measurements					$(4,442,367)

Schedule of Quantitative Information about non-recurring Level 3 Fair Value Measurements

Quantitative Information about non-recurring Level 3 Fair Value Measurements:

Fair Value
	as of	Valuation	Unobservable
	December 31, 2016	Techniques	Inputs	Range

		Discounted	Profit after tax
Goodwill	$-	cash flow	Annual Growth	(125)%-142%
			Discount rate	22.57%

Schedule of Foreign Currency Translation	The exchange rates adopted are as follows:
	December 31, 2018	December 31, 2017
Year-end RMB to US$ exchange rate	6.8787	6.5084
Average yearly RMB to US$ exchange rate	6.6079	6.7561

Property, Plant and Equipment [Member]
Schedule of Estimated Useful Lives

Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-5 years

Intangible Assets [Member]
Schedule of Estimated Useful Lives

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years